Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 176,982	¥ 159,465
Projected benefit obligation	172,778	25,478
Accumulated benefit obligation	172,198	24,956
Fair value of plan assets	161,541	14,733
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	44,741	36,759
Projected benefit obligation	46,504	37,845
Accumulated benefit obligation	44,741	36,759
Fair value of plan assets	¥ 24,209	¥ 18,751